CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
OPERATING ACTIVITIES
Net income (loss)	$ 77,622	$ 59,190	$ 41,377
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Depreciation and amortization	21,146	21,054	10,552
Equity in losses (earnings) of joint ventures	(17,938)	(5,139)	(16,622)
Changes in accrued interest income on advances to joint ventures and demand note	(273)	3,955	743
Amortization of deferred debt issuance cost and fair value of debt assumed	700	828	2,013
Amortization in revenue for above market contract	3,631	3,631	2,405
Changes in accrued interest expense	(605)	218	(227)
Unrealized foreign exchange losses (gains)	181	908	(109)
Unrealized loss (gain) on derivative instruments	(4,681)	(2,463)	(1,839)
Non-cash revenue: tax paid directly by charterer	(852)	(861)	0
Non-cash income tax expense: tax paid directly by charterer	852	861	0
Deferred tax expense and provision for tax uncertainty	5,272	1,614	3,548
Issuance of units for Board of Directors' fees	200	189	189
Other adjustments	472	632	426
Changes in working capital:
Trade receivables	6,344	(1,035)	(83)
Inventory	22	29	70
Prepaid expenses and other receivables	(72)	188	(81)
Trade payables	155	(804)	(321)
Amounts due to owners and affiliates	842	(628)	(9,228)
Value added and withholding tax liability	4,257	4,519	3,043
Accrued liabilities and other payables	(5,594)	(6,939)	743
Net cash provided by (used in) operating activities	91,681	79,947	36,599
INVESTING ACTIVITIES
Expenditure for purchase of Höegh Grace entities	0	(137,475)	0
Cash acquired in the purchase of the Höegh Grace entities	0	3,793	0
Decrease (increase) in restricted cash designated for purchase of the Höegh Grace entities	0	91,768	(91,768)
Expenditure for vessel and other equipment	(747)	(21)	(537)
Receipts from repayment of principal on advances to joint ventures	0	0	6,029
Receipts from repayment of principal on direct financing lease	3,814	3,485	3,192
Net cash provided by (used in) investing activities	3,067	(38,450)	(83,084)
FINANCING ACTIVITIES
Proceeds from loans and promissory notes due to owners and affiliates	5,400	25,730	8,622
Repayment of long-term debt	(45,458)	(45,458)	(32,208)
Repayment of amounts due to owners and affiliates	(17,500)	(58,705)	(12,617)
Repayment of customer loan for funding of value added liability on import	(4,993)	(5,878)	(6,233)
Net proceeds from issuance of common units	4,563	0	111,529
Net proceeds from issuance of Series A preferred units	38,659	110,924	0
Cash distributions to limited partners and preferred unitholders	(72,497)	(57,037)	(43,877)
Cash distributions to non-controlling interest	0	(9,457)	0
Proceeds from indemnifications received from Höegh LNG	1,701	2,075	3,843
Repayment of indemnifications received from Höegh LNG	(2,353)	(1,534)	0
Net cash provided by (used in) financing activities	(92,478)	(39,340)	29,059
Increase (decrease) in cash, cash equivalents and restricted cash	2,270	2,157	(17,426)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(97)	0	(146)
Cash, cash equivalents and restricted cash, beginning of period	43,281	41,124	58,696
Cash, cash equivalents and restricted cash, end of period	$ 45,454	$ 43,281	$ 41,124